REVENUE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Schedule of disaggregated by revenue source

	March 31, 2025	March 31, 2024
Bitcoin ATMs (Athena and White-label)	$69,950	$79,893
Athena Plus (OTC)	2,421	1,495
Athena Pay, ancillary and other	258	25
	$72,629	$81,413

	December 31, 2024	December 31, 2023
Bitcoin ATMs (Athena and White-label)	$279,799	$176,470
Athena Plus (OTC)	4,977	15,267
Athena Pay, ancillary and other	615	70
	$285,391	$191,807

Schedule of revenues by geographic location

	March 31, 2025	March 31, 2024
Revenue
United States	$69,467	$78,784
El Salvador	3,091	2,532
Argentina, Colombia & Mexico	71	97
	$72,629	$81,413

	December 31, 2024	December 31, 2023
Revenue
United States	$276,056	$181,556
El Salvador	9,012	9,881
Argentina, Colombia & Mexico	323	370
	$285,391	$191,807